Document and Entity Information	Oct. 14, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001823794
Document Type	8-K
Document Period End Date	Oct. 14, 2021
Entity Registrant Name	ARKO Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-39828
Entity Tax Identification Number	85-2784337
Entity Address, Address Line One	8565 Magellan Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23227-1150
City Area Code	(804)
Local Phone Number	730-1568
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 0.0001 Par Value Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ARKO
Security Exchange Name	NASDAQ
Warrants Each Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.501 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	ARKOW
Security Exchange Name	NASDAQ